OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
OTHER ASSETS
Other assets consist of the following:

	December 31,
	2012	2011
Office furniture and equipment	$4,081,000	$4,103,000
Less: Accumulated depreciation	(1,240,000)	(995,000)
	2,841,000	3,108,000
Prepaid expenses	5,330,000	4,509,000
Loan fees, net of accumulated amortization of $2,413,000 and $1,107,000 at December 31, 2012 and 2011, respectively	14,508,000	8,556,000
Acquired in place leases, net of accumulated amortization of $3,086,000 and $823,000 at December 31, 2012 and 2011, respectively	9,311,000	1,646,000
Deposits and other, net of accumulated amortization of $230,000 and $181,000 at December 31, 2012 and 2011, respectively	6,089,000	2,930,000
	$38,079,000	$20,749,000

The estimated annual amortization expense of in place leases for each of the years ending December 31, 2013 through December 31, 2017 approximates $4.5 million, $3.6 million, $1.1 million, $0.2 million and $0.0 million, respectively. Depreciation and amortization expense related to the above depreciable assets were $3.9 million, $1.9 million, and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.